Commitments And Contingent Liabilities (Future Minimum Commitments Under Existing Non-Cancelable Operating Leases And Purchase Obligations) (Details) (USD $)	Dec. 31, 2011
Commitments And Contingent Liabilities [Abstract]
Lease obligations, 2012	$ 160,000,000
Lease obligations, 2013	129,000,000
Lease obligations, 2014	103,000,000
Lease obligations, 2015	86,000,000
Lease obligations, 2016	63,000,000
Lease obligations, Thereafter	146,000,000
Purchase obligations, 2012	2,647,000,000	[1]
Purchase obligations, 2013	637,000,000	[1]
Purchase obligations, 2014	559,000,000	[1]
Purchase obligations, 2015	544,000,000	[1]
Purchase obligations, 2016	530,000,000	[1]
Purchase obligations, Thereafter	2,484,000,000	[1]
Total, 2012	2,807,000,000
Total, 2013	766,000,000
Total, 2014	662,000,000
Total, 2015	630,000,000
Total, 2016	593,000,000
Total, Thereafter	2,630,000,000
Purchase obligations, fiber supply agreements	$ 3,800,000,000

[1]	Includes $3.8 billion relating to fiber supply agreements entered into at the time of the Company's 2006 Transformation Plan forestland sales and in conjunction with the 2008 acquisition of Weyerhaeuser Company's Containerboard, Packaging and Recycling business.